Provisions - Schedule of Provision for post-employment benefit (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current service cost recognized in result	R$ 859,955	R$ 1,369,759
Provisions for post-employment benefit
Disclosure of other provisions [line items]
Balance at the beginning of the year	0
Current service cost recognized in result	9,921
Cost of interest recognized in result	687
Effect of change in financial assumptions	(962)
Effect of plan experience	307
Balance at the ending of the year	R$ 9,953	R$ 0